NOTE 1 -ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)		1 Months Ended	6 Months Ended	12 Months Ended
	May 13, 2022	Jun. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Entity Incorporation, State or Country Code			NV	NV
Entity Incorporation, Date of Incorporation			Jun. 24, 2011	Jun. 24, 2011
Whisl Telecom L L C [Member]
Restructuring Cost and Reserve [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	51.00%
Smartbiz Telecom L L C [Member]
Restructuring Cost and Reserve [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired		51.00%